Themes US R&D Champions ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Consumer Discretionary Products - 2.0%
Tesla, Inc. (a)	45	$20,237

Consumer Staple Products - 2.5%
Kenvue, Inc.	1,446	24,944

Health Care - 17.7%
Boston Scientific Corp. (a)	206	19,642
Eli Lilly & Co.	24	25,792
GE HealthCare Technologies, Inc.	274	22,473
Intuitive Surgical, Inc. (a)	39	22,088
Johnson & Johnson	110	22,765
Regeneron Pharmaceuticals, Inc.	32	24,700
Stryker Corp.	59	20,737
Zoetis, Inc.	145	18,244
		176,441

Industrial Products - 9.5%
Axon Enterprise, Inc. (a)	27	15,334
Carrier Global Corp.	350	18,494
Deere & Co.	45	20,950
Keysight Technologies, Inc. (a)	114	23,164
Vertiv Holdings Co. - Class A	105	17,011
		94,953

Materials - 2.3%
Corteva, Inc.	338	22,656

Media - 10.3%
Airbnb, Inc. - Class A (a)	162	21,987
Alphabet, Inc. - Class A	74	23,162
Electronic Arts, Inc.	104	21,250
Meta Platforms, Inc. - Class A	32	21,123
Trade Desk, Inc. - Class A (a)	411	15,601
		103,123

Retail & Wholesale - Discretionary - 1.8%
MercadoLibre, Inc. (a)	9	18,128

Software & Technology Services - 28.9% (b)
Adobe, Inc. (a)	61	21,349
Autodesk, Inc. (a)	69	20,425
Cadence Design Systems, Inc. (a)	61	19,067
CoStar Group, Inc. (a)	302	20,307
Fortinet, Inc. (a)	240	19,058
International Business Machines Corp.	68	20,142
Intuit, Inc.	31	20,535
Microsoft Corp.	40	19,345
Oracle Corp.	78	15,203
Palo Alto Networks, Inc. (a)	95	17,499
Roper Technologies, Inc.	46	20,476
ServiceNow, Inc. (a)	113	17,311
Synopsys, Inc. (a)	46	21,607
Veeva Systems, Inc. - Class A (a)	70	15,626
Zoom Communications, Inc. - Class A (a)	236	20,365
		288,315

Tech Hardware & Semiconductors - 24.8%
Advanced Micro Devices, Inc. (a)	81	17,347
Apple, Inc.	77	20,933
Applied Materials, Inc.	89	22,872
Arista Networks, Inc. (a)	132	17,296
ARM Holdings PLC - ADR (a)	122	13,336
Broadcom, Inc.	56	19,382
Cisco Systems, Inc.	282	21,722
Lam Research Corp.	132	22,596
Monolithic Power Systems, Inc.	21	19,034
Motorola Solutions, Inc.	51	19,549
QUALCOMM, Inc.	115	19,671
Super Micro Computer, Inc. (a)	400	11,708
Texas Instruments, Inc.	127	22,033
		247,479
TOTAL COMMON STOCKS (Cost $933,693)		996,276

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.68% (c)	1,955	1,955
TOTAL MONEY MARKET FUNDS (Cost $1,955)		1,955

TOTAL INVESTMENTS - 100.0% (Cost $935,648)		998,231
Other Assets in Excess of Liabilities - 0.0% (d)		12
TOTAL NET ASSETS - 100.0%		$998,243

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Themes US R&D Champions ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$996,276	$–	$–	$996,276
Money Market Funds	1,955	–	–	1,955
Total Investments	$998,231	$–	$–	$998,231

Refer to the Schedule of Investments for further disaggregation of investment categories.